41 Subsequent events (Details Narrative) - Events After Reporting Period [member] - Lease agreement [member] - Fundacao Copel de Previdencia e Assistencia Social [member] R$ in Thousands	Feb. 22, 2021 BRL (R$)
DisclosureOfSubsequentEventsLineItems [Line Items]
Initial value	R$ 9,540
Total estimated value	R$ 224,513
Agreement term	20 years